Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the period ended December 31, 2021, and the years ended December 31, 2022 and 2023, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive (loss)/income:

	Period ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Management fees-related parties
Management fees – Pavimar (b)	$1,308,600	$977,400	$—
Management fees – Castor Ships (a)	545,250	1,856,100	3,153,660

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$372,037	$1,437,276	$1,004,035

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$326,642	$624,087	$2,701,777
Stock compensation cost (Note 11)	$—	$—	$1,272,698

Included in Gain on sale of vessels
Sale & purchase commission – Castor Ships (a)	$—	$131,500	$1,790,900

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (a)	$1,094,000	$—	$707,150

As of December 31, 2022, and December 31, 2023, balances with related parties consisted of the following:

	December 31, 2022	December 31, 2023
Assets:
Due from Castor Ships (a) – current	$558,327	$3,923,315
Due from Castor Ships (a) – non-current	1,708,474	1,590,501
Investment in related party (d) – non-current	—	50,541,667
Liabilities:
Due to Former Parent Company (d) – current	$—	$315,000